Bank overdrafts and short-term borrowings - Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank overdrafts	5.53%	5.50%
Borrowings	3.92%	3.90%